Net interest income - Summary of net interest income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net Interest Income [Abstract]
Interest income on loans	€ 15,697	€ 15,730
Interest income on debt securities at amortised cost	826	656
Interest income on financial assets at fair value through OCI	1,051	803
Interest income on non-trading derivatives (hedge accounting)	2,502	4,889
Total interest income using effective interest rate method	20,075	22,079
Interest income on financial assets at fair value through profit or loss	2,451	2,652
Interest income on non-trading derivatives (no hedge accounting)	2,576	1,078
Interest income other	40	34
Total other interest income	5,067	3,763
Total interest income	25,141	25,842
Interest expense on deposits	6,001	6,807
Interest expense on debt securities in issue	2,579	2,562
Interest expense on subordinated loans	469	394
Interest expense on non-trading derivatives (hedge accounting)	3,161	5,528
Total interest expense using effective interest rate method	12,210	15,291
Interest expense on financial liabilities at fair value through profit or loss	1,999	2,166
Interest expense on non-trading derivatives (no hedge accounting)	2,540	1,029
Interest expense on lease liabilities	15	14
Interest expense other	47	52
Total other interest expense	4,601	3,261
Total interest expense	16,811	18,552
Net interest income	8,331	7,290
Negative interest income on liabilities	19	4
Negative interest expense on assets	€ 11	€ 4